PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property and Equipment

	December 31,
	2013	2012
Cost:

Installed products	$6,898	$4,640
Computers and electronic equipment	8,612	6,831
Office furniture and equipment	943	756
Motor vehicles	11,692	11,412
Network installation	4,431	4,228
Buildings	558	510
Leasehold improvements	2,922	1,460

	36,056	29,837

Accumulated depreciation:

Installed products	4,464	3,786
Computers and electronic equipment	6,743	5,534
Office furniture and equipment	629	528
Motor vehicles	4,839	4,732
Network installation	4,219	3,973
Buildings	60	46
Leasehold improvements	1,127	874

	22,081	19,473

Depreciated cost	$13,975	$10,364